LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT

	June 30, 2021	December 31,2020
Furniture and education equipment	$22,367	$13,703
Computer equipment and software	71,553	70,586
Leasehold improvements	71,579	70,811
	$165,499	$155,100
Less: accumulated depreciation	(122,911)	(101,124)
	$42,588	$53,976

	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192